UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2013

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Indus Capital Partners, LLC

Address:  888 7th Avenue
          26th Floor
          New York, New York 10019
          Attention: Brian Guzman

13F File Number: 028-11627

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Brian Guzman
Title:  Partner / General Counsel
Phone:  (212) 909-2864


Signature, Place and Date of Signing:

/s/ Brian Guzman                   New York, New York            5/15/2013
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total: 41

Form 13F Information Table Value Total: $663,820
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number                 Name

1.         028-11626                            Indus Partners, LLC

----       ----------------------               ------------------------------



                                                     FORM 13F INFORMATION TABLE
                                                           March 31, 2013



COLUMN 1                       COLUMN 2           COLUMN 3   COLUMN 4       COLUMN 5      COLUMN 6    COLUMN 7      COLUMN 8

                                                             VALUE     SHRS OR  SH/ PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS     CUSIP      (x1000)   PRN AMT  PRN CALL  DISCRETION  MGRS    SOLE   SHARED    NONE
--------------                 --------------     -----      -------   -------  --- ----  ----------  -----   ----   ------    ----
ARCOS DORADOS HOLDINGS INC     SHS CLASS A        G0457F107    5,831   441,730  SH        SHARED      1       0      441,730   0
BAIDU INC                      SPON ADR REP A     056752108    2,912    33,200  SH        SHARED      1       0       33,200   0
CATERPILLAR IC DEL             COM                149123101   31,310     3,600      PUT   SHARED      1       0        3,600   0
COMPANHIA ENERGETICA DE MINA   SP ADR N-V PFD     204409601    6,387   539,000  SH        SHARED      1       0      539,000   0
CHINA CORD BLOOD CORP          SHS                G21107100      398   135,859  SH        SHARED      1       0      135,859   0
COMPANHIA BRASILEIRA DE DIST   SPN ADR PFD CL A   20440T201    5,898   110,700  SH        SHARED      1       0      110,700   0
DESARROLLADA HOMEX S A DE      SPONSORED ADR      25030W100    2,494   279,014  SH        SHARED      1       0      279,014   0
EMBRAER S A                    SP ANDR REP 4 COM  29082A107    4,149   116,309  SH        SHARED      1       0      116,309   0
SELECT SECTOR SPDR TR          SBI INT-ENERGY     81369Y506   29,345     3,700      CALL  SHARED      1       0        3,700   0
SELECT SECTOR SPDR TR          SBI INT-FINL       81369Y605  134,929    74,100      CALL  SHARED      1       0       74,100   0
FOMENTO ECONOMICO MEXICANO S   SPON ADR UNITS     344419106    5,477    48,255  SH        SHARED      1       0       48,255   0
GRUPO FINANCIERO SANTANDER M   SPON ADR SHS B     40053C105    5,912   383,153  SH        SHARED      1       0      383,153   0
HESS CORP                      COM                42809H107   32,855   458,800  SH        SHARED      1       0      458,800   0
HESS CORP                      COM                42809H107   12,174     1,700      CALL  SHARED      1       0        1,700   0
HSBC HLDGS PLC                 SPON ADR NEW       404280406       48       900  SH        SHARED      1       0          900   0
HSBC HLDGS PLC                 SPON ADR NEW       404280406   12,802     2,400  SH  CALL  SHARED      1       0        2,400   0
ICICI BK LTD                   ADR                45104G104    1,422    33,149  SH        SHARED      1       0       33,149   0
ISHARES INC                    MSCI BRAZIL CAPP   464286400    2,375    43,600  SH        SHARED      1       0       43,600   0
ISHARES INC                    MSCI MEXICO CAP    464286822   30,582     4,100      CALL  SHARED      1       0        4,100   0
ITAU UNIBANCO HLDG SA          SPON ADR REP PFD   465562106    6,794   381,702  SH        SHARED      1       0      381,702   0
KB FINANCIAL GROUP INC         SPONSORED ADR      48241A105    2,309    69,900  SH        SHARED      1       0       69,900   0
MEAD JOHNSON NUTRITION CO      COM                582839106   23,235   300,000  SH        SHARED      1       0      300,000   0
MEAD JOHNSON NUTRITION CO      COM                582839106   15,490     2,000      CALL  SHARED      1       0        2,000   0
MINDRAY MEDICAL INTL LTD       SPON ADR           602675100    5,791     1,450      PUT   SHARED      1       0        1,450   0
PETROLEO BRASILEIRO SA PETERO  SPONSORED ADR      71654V408    3,849   232,300  SH        SHARED      1       0      232,300   0
PETROLEO BRASILEIRO SA PETERO  SPONSORED ADR      71654V408      232       140      CALL  SHARED      1       0          140   0
POSCO ADR                      SPONSORED ADR      693483109    6,324    85,800  SH        SHARED      1       0       85,800   0
POSCO ADR                      SPONSORED ADR      693483109   34,644     4,700      CALL  SHARED      1       0        4,700   0
QIHOO 360 TECHNOLOGY CO LTD    ADR                74734M109    9,778     3,300      PUT   SHARED      1       0        3,300   0
SINA CORP                      NOTE 7/1           82922RAB9   21,930   451,329  SH        SHARED      1       0      451,329   0
SOHU COM INC                   COM                83408W103    5,209     1,050      PUT   SHARED      1       0        1,050   0
SPDR S&P 500 ETF TR            TR UNIT            78462F103  161,370    10,300      CALL  SHARED      1       0       10,300   0
TALISMAN ENERGY INC            COM                87425E103    6,813   556,200  SH        SHARED      1       0      556,200   0
TOYOTA MOTOR CORP              SP ADR REP2COM     892331307       51       500  SH        SHARED      1       0          500   0
TURKCELL IILETISIM HIZMETLERI  SPON ADR NEW       900111204    4,332   260,312  SH        SHARED      1       0      260,312   0
TURQUOISE HILL RES LTD         COM                900435108    1,811   284,708  SH        SHARED      1       0      284,708   0
VALE S A                       ADR                91912E105    4,134   239,100  SH        SHARED      1       0      239,100   0
VODAFONE GROUP PLC NEW         ADR                92857W209       54     1,900  SH        SHARED      1       0        1,900   0
VODAFONE GROUP PLC NEW         ADR                92857W209   20,732     7,300      CALL  SHARED      1       0        7,300   0
WASHINGTON POST CO             CL B               939640108    1,609     3,600  SH        SHARED      1       0        3,600   0
YUM BRANDS INC                 COM                988498101       29       400  SH        SHARED      1       0          400   0
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